22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/2002

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                     [ ]    is a restatement.

                     [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:  Accel V Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05401_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Alan K. Austin

Title:  Attorney-in-fact

Phone:  650-614-4800

Signature, Place, and Date of Signing:

/s/ Alan K. Austin
[Signature]

Palo Alto, California___________________________________________________________
[City, State]

August 7, 2002__________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                        None
                                                    -----------

Form 13F Information Table Entry Total:                     4
                                                    -----------

Form 13F Information Table Value Total:               $ 2,910
                                                    -----------
                                                    (thousands)


List of Other Included Managers:                          None

                           FORM 13F INFORMATION TABLE

                             Title                                                                              Voting Authority
                              of                        Value       Shares/  Sh/  Put/  Invstmt  Other      ------------------------
      Name of Issuer         Class         CUSIP      (x$1000)      PrnAmt   Prn Call   Dscretn  Managers      Sole   Shared   None
---------------------------  ----------- ----------  ----------   ---------  ---------  ------- ---------   ------------------------
Avici Systems, Inc.          Common      05367L109        342       338,363   SH        Sole                  338,363     0       0
HearMe                       Common      421903105          0         7,510   SH        Sole                    7,510     0       0
Interdent, Inc.              Common      45865R109         12       111,475   SH        Sole                  111,475     0       0
Portal Software, Inc.        Common      736126103      2,556     3,407,813   SH        Sole                3,407,813     0       0
                                         Total          2,910